Short-term Investments - Summary of Short-term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Short-term Investments [line items]
Listed securities indexed rate	95.00%	3.95%
Other comprehensive income [member]
Disclosure of Short-term Investments [line items]
Change in fair vair in OCI	R$ 954	R$ 2,595